Note 5 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2022	December 31, 2023

Accrued payroll expenses	61,714	342,056
Accrued interest expense	500,664	877,635
Accrued general and administrative expenses	107,755	107,197
Accrued commissions	71,139	91,277
Other accrued expenses	263,447	902,441
Total	1,004,719	2,320,606